EXHIBIT 99.1

John Deere Owner Trust 2015
Statement to Noteholders

$298,600,000 Class A-1 0.27000% Asset Backed Notes due April 01, 2016
$295,000,000 Class A-2A 0.87% Asset Backed Notes due February 15, 2018
$70,000,000 Class A-2B Floating Rate Asset Backed Notes due February 15, 2018
$250,000,000 Class A-3 1.32% Asset Backed Notes due June 17, 2019
$82,225,000 Class A-4 1.65% Asset Backed Notes due December 15, 2021
$25,534,183 Asset Backed Certificates

Payment Date:				15-Apr-15

One-Month LIBOR as of the LIBOR Determination Date:				0.17939%
Class A-2B interest rate:				0.44939%

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$298,600,000.00
		(ii)	A-1 Note Pool Factor:	1.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2A Notes:	$295,000,000.00
		(ii)	A-2A Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$70,000,000.00
		(ii)	A-2B Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$250,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$82,225,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$67,857,523.15
		per $1,000 original principal amount:		$227.25

	(b)	Class A-2A Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-2B Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(f)	Total:		$67,857,523.15

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$78,382.50
			per $1,000 original principal amount:	$0.26

		(ii)	Class A-2A Notes:	$242,391.67
			per $1,000 original principal amount:	$0.82

		(iii)	Class A-2B Notes:	$30,583.49
			per $1,000 original principal amount:	$0.44

		(iv)	Class A-3 Notes:	$311,666.67
			per $1,000 original principal amount:	$1.25

		(v)	Class A-4 Notes:	$128,133.96
			per $1,000 original principal amount:	$1.56

		(vi)	Total:	$791,158.29

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$1,040,454,093.02
		(ii)	at end of related Collection Period:	$969,895,003.80

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$1,021,359,182.86
		(ii)	at end of related Collection Period:	$953,501,659.71

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$0.00
		(ii)	at end of related Collection Period:	$0.00

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$230,742,476.85
		(ii)	A-1 Note Pool Factor:	0.7727477

	(b)	(i)	Outstanding Principal Amount of Class A-2A Notes:	$295,000,000.00
		(ii)	A-2A Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$70,000,000.00
		(ii)	A-2B Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$250,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$82,225,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(f)	(i)	Certificate Balance:	$25,534,183.00
		(ii)	Certificate Pool Factor:	1.0000000

(6)	(a)	Amount of Servicing Fee:		$1,704,878.57
		per $1,000 original principal amount of Notes and Certificate:		$1.64
	(b)	Amount of Servicing Fee earned:		$1,704,878.57
	(c)	Amount of Servicing Fee paid:		$1,704,878.57
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$10,213,592.00
	(ii)	Specified Reserve Account Balance:		$10,213,592.00

(9)	(i)	Payoff Amount of Receivables 60 days or more past due:		$1,594,235.44
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.16%

(10)	(i)	Aggregate amount of net losses for the collection period:		$0.03
	(ii)	Cumulative amount of net losses:		$0.03
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.00%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$54,120.38
		(ii)	% of Pool Balance:	0.01%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%